Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets-operating lease, net	$ 3,089,271	$ 4,587,352
Operating lease liabilities – current	2,942,590	3,026,234
Operating lease liabilities – non-current		1,572,994
Total operating lease liabilities	$ 2,942,590	$ 4,599,228